Other Current Assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Other receivables	$ 695,149	$ 844,173
Deposits	3,725,071	2,564,531
Total other current assets	$ 4,420,220	$ 3,408,704